Finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Income Expense Details 1
Finance income	€ 3,924	€ 5,850	€ 8,635
Finance expense	(5,886)	(6,232)	(10,104)
Net finance income (expense) from financial assets held for trading	(111)	(21)	3
Finance Income Cost Before Adjustment For Derivative Financial Instruments Income Expenses	(2,073)	(403)	(1,466)
Income (expense) from derivative financial instruments	837	(482)	160
Finance income (cost)	€ (1,236)	€ (885)	€ (1,306)